UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08846
First Focus Funds, Inc.
(Exact name of registrant as specified in charter)
First National Bank 1620 Dodge Street Omaha, NE 68197
(Address of principal executive offices) (Zip code)
Citi Fund Services Ohio, Inc. 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-662-4203
Date of fiscal year end: March 31, 2008
Date of reporting period: December 31, 2007
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Schedule of Investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2007 (Unaudited)
SHORT-INTERMEDIATE BOND FUND

Shares or
Principal	Security
Amount	Description	Value
Asset-Backed Securities (4.4%):
$900,000	Canal Pointe I LLC, 10.00%, 1/25/14 (a) (b)	$603,000
858,000	Countrywide Asset-Backed Certificates, 6.11%, 5/25/37 (a) (c)	601,187
981,001	Residential Asset Mortgage Products, Inc., 4.02%, 3/25/33	935,642

Total Asset-Backed Securities (Cost $2,502,924)		2,139,829

Commercial Mortgage Backed Securities (8.9%):
890,000	Bear Stearns Commercial Mortgage Securities, 5.53%, 9/11/41	900,814
851,768	Commercial Mortgage Acceptance Corp., 6.04%, 9/15/30	851,012
671,000	LB-UBS Commercial Mortgage Trust, 6.45%, 12/15/28	705,386
850,000	LB-UBS Commercial Mortgage Trust, 6.39%, 11/15/33	894,806
915,000	Morgan Stanley Capital, 5.91%, 8/12/41	933,969

Total Commercial Mortgage Backed Securities (Cost $4,254,693)		4,285,987

Corporate Bonds (22.5%):
	Banks (5.2%):
890,000	Bank of New York Co., Inc., 6.38%, 4/1/12	932,443
935,000	Bank One Corp., 10.00%, 8/15/10	1,057,251
550,000	USB Capital IX, 6.19%, 4/15/49	497,757

		2,487,451

	Computers (3.5%):
825,000	Cisco Systems, Inc., 5.25%, 2/22/11	845,838
824,000	Dell Computer, Inc., 6.55%, 4/15/08	827,473

		1,673,311

	Financial Services (8.4%):
810,000	AMBAC Financial Group, Inc., 9.38%, 8/1/11	890,721
825,000	Countrywide Home Loan, 5.63%, 7/15/09	629,411
710,000	General Electric Capital Corp., 5.88%, 2/15/12	739,752
850,000	Goldman Sachs Group, Inc., 6.88%, 1/15/11	901,513
900,000	Household Finance Corp., 4.75%, 7/15/13	867,495

		4,028,892

	Industrial (3.7%):
875,000	Praxair, Inc., 6.50%, 3/1/08	877,416
905,000	Rockwell International Corp., 6.15%, 1/15/08	905,382

		1,782,798

	Oil & Gas Exploration Services (1.7%):
825,000	Phillips Petroleum Co., 6.38%, 3/30/09	843,217

Total Corporate Bonds (Cost $11,001,345)		10,815,669

Mortgage-Backed Securities (13.3%):
	Fannie Mae (4.5%):
2,185,000	4.00%, 3/25/15	2,160,994

	Freddie Mac (8.8%)
2,014,157	4.50%, 1/15/17	1,986,104
2,260,000	4.50%, 12/15/17	2,262,469

		4,248,573

Total Mortgage-Backed Securities (Cost $6,195,509)		6,409,567

U.S. Government Agency Obligations (12.8%):
	Federal Home Loan Bank (9.0%)
1,950,000	4.25%, 3/24/08	1,948,360
2,375,000	4.00%, 3/24/11	2,371,278

		4,319,638

	Freddie Mac (3.8%)
1,000,000	6.63%, 9/15/09	1,049,545
750,000	4.75%, 1/18/11	774,058

		1,823,603

Total U.S. Government Agency Obligations (Cost $6,082,492)		6,143,241

U.S. Treasury Obligations (36.0%):
	U.S. Treasury Notes (36.0%)
1,075,000	4.88%, 8/15/09 (L)	1,104,730
4,550,000	4.00%, 4/15/10 (L)	4,642,420
4,600,000	4.50%, 11/15/10 (L)	4,782,924
3,400,000	4.50%, 9/30/11 (L)	3,547,155
3,150,000	4.25%, 9/30/12 (L)	3,260,496

Total U.S. Treasury Obligations (Cost $16,773,728)		17,337,725

Investment Company (1.6%):
748,531	Goldman Sachs Financial Square
	Funds, Treasury Obligations Fund	748,531

Total Investment Companies (Cost $748,531)		748,531

Pool Of Investments Held As Collateral For Loaned Securities (26.4%):
12,734,056	Securities Lending Quality Trust	12,734,056

Total Pool Of Investments Held As Collateral For Loaned Securities (Cost $12,734,056)		12,734,056

Total Investments (Cost $60,293,278) (d) — 125.9%		60,614,605
Liabilities in excess of other assets — (25.9)%		(12,479,322)

NET ASSETS — 100.0%		$48,135,283

(a)	Variable rate securities. The rate reflected is the rate in effect at December 31, 2007.

(b)	Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed illiquid by the Investment Advisor based on procedures approved by the Board of Directors.
See notes to schedules of portfolio investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2007 (Unaudited)
SHORT-INTERMEDIATE BOND FUND (CONCLUDED)

(c)	Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Investment Advisor based on procedures approved by the Board of Directors.

(d)	Represents cost for financial reporting purposes.

(L)	All or a portion of security is on loan.

AMBAC	Insured by American Municipal Bond Insurance Assurance Corp.
See notes to schedules of portfolio investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2007 (Unaudited)
INCOME FUND

Principal	Security
Amount	Description	Value
Asset-Backed Securities (7.6%):
$600,000	Canal Pointe I LLC, 10.00%, 1/25/14 (a) (b)	$402,000
1,075,000	Countrywide Asset-Backed Certificates, 6.11%, 5/25/37 (a) (c)	753,235
918,289	Preferred Term Securities XXI Ltd., 5.71%, 3/22/38 (c)	909,106
1,260,078	Residential Asset Mortgage Products, Inc., 4.02%, 3/25/33	1,201,817
926,129	Structured Asset Securities Corp., 5.30%, 9/25/33 (a)	930,002

Total Asset-Backed Securities (Cost $4,459,038)		4,196,160

Commercial Mortgage Backed Securities (14.8%):
1,348,000	Banc of America Commercial Mortgage, Inc., 5.35%, 9/10/47 (a)	1,342,218
1,000,000	Bear Stearns Commercial Mortgage Securities, 5.53%, 9/11/41	1,012,151
1,051,000	Commercial Mortgage Asset Trust, 7.64%, 11/17/32	1,207,992
1,025,000	J.P. Morgan Chase Commercial Mortgage Securities, 5.16%, 10/12/37	1,037,388
925,000	LB-UBS Commercial Mortgage Trust, 6.45%, 12/15/28	972,402
1,234,000	LB-UBS Commercial Mortgage Trust, 6.39%, 11/15/33	1,299,048
1,305,000	Morgan Stanley Capital, 5.91%, 8/12/41	1,332,054

Total Commercial Mortgage Backed Securities (Cost $8,022,292)		8,203,253

Corporate Bonds (17.9%):
	Banks (2.9%):
610,000	Southtrust Bank, 6.13%, 1/9/28	620,183
675,000	USB Capital IX, 6.19%, 4/15/49	610,884
375,000	Wachovia Bank NA, 6.60%, 1/15/38	376,882

		1,607,949

	Computers (2.4%):
660,000	Cisco Systems, Inc., 5.50%, 2/22/16	671,200
625,000	Hewlett-Packard Co., 6.50%, 7/1/12 (L)	675,323

		1,346,523

	Financial Services (5.8%):
605,000	American Express Co., 6.80%, 9/1/66 (L)	613,448
700,000	CIT Group, Inc., 4.00%, 5/8/08	694,167
690,000	General Electric Capital Corp., 4.88%, 3/4/15	686,460
650,000	HSBC Finance Corp., 6.75%, 5/15/11	674,287
553,000	UBS Preferred Funding Trust, 6.24%, 5/29/49	532,461

		3,200,823

	Insurance (2.1%):
590,000	Chubb Corp., 6.80%, 11/15/31	617,869
515,000	General Reinsurance Corp., 9.00%, 9/12/09	559,542

		1,177,411

	Office Automation & Equipment (1.2%):
675,000	Pitney Bowes, Inc., 5.25%, 1/15/37	665,362

	Oil & Gas Exploration Services (1.2%):
510,000	Tosco Corp., 8.13%, 2/15/30	648,367

	Utilities (2.3%):
590,000	Laclede Gas Co., 6.50%, 11/15/10	620,542
80,000	Laclede Gas Co., 6.50%, 10/15/12	86,453
565,000	Union Electric, 6.75%, 5/1/08	567,477

		1,274,472

Total Corporate Bonds (Cost $9,936,314)		9,920,907

Mortgage-Backed Securities (37.6%):
	Fannie Mae (7.7%)
1,045,473	5.50%, 11/1/16	1,058,852
218,685	4.50%, 12/1/18	215,169
1,315,000	4.00%, 2/25/19	1,233,795
1,292,095	7.50%, 8/1/22	1,394,781
394,452	5.00%, 8/1/34	384,727

		4,287,324

	Freddie Mac (29.9%)
1,090,208	5.00%, 12/15/15	1,100,191
2,485,000	4.00%, 1/15/17	2,435,852
661,429	4.50%, 1/15/17	652,217
1,104,217	5.00%, 5/1/18	1,106,926
1,090,000	4.50%, 4/15/19	1,056,596
2,009,000	4.50%, 6/15/21	1,907,025
1,007,659	4.25%, 4/15/22	1,003,733
2,040,000	5.00%, 4/15/28	2,049,133
2,030,000	5.00%, 2/15/29	2,032,755
2,025,000	5.00%, 3/15/34	1,967,792
1,231,339	5.50%, 11/15/35	1,203,519

		16,515,739

Total Mortgage-Backed Securities (Cost $20,415,330)		20,803,063

U.S. Government Agency Obligation (1.3%):
	Freddie Mac (1.3%):
735,000	4.63%, 5/28/13	735,434

Total U.S. Government Agency Obligation (Cost $725,353)		735,434

U.S. Treasury Obligations (18.0%):
	U.S. Treasury Bonds (7.8%)
2,500,000	8.88%, 2/15/19 (L)	3,515,820
750,000	5.50%, 8/15/28 (L)	849,258

		4,365,078

	U.S. Treasury Notes (10.2%)
1,000,000	4.50%, 2/28/11 (L)	1,041,641
1,000,000	4.25%, 8/15/13 (L)	1,036,484
300,000	4.75%, 5/15/14	319,008
1,800,000	4.00%, 2/15/15 (L)	1,825,454
See notes to schedules of portfolio investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2007 (Unaudited)
INCOME FUND (CONCLUDED)

Shares or
Principal	Security
Amount	Description	Value
U.S. Treasury Obligations (continued):
	U.S. Treasury Notes (continued)
$1,300,000	4.63%, 2/15/17 (L)	$1,359,109

		5,581,696

Total U.S. Treasury Obligations (Cost $9,464,495)		9,946,774

Investment Company (2.1%):
1,140,898	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	1,140,898

Total Investment Companies (Cost $1,140,898)		1,140,898

Pool Of Investments Held As Collateral For Loaned Securities (20.0%):
11,046,579	Securities Lending Quality Trust	11,046,579

Total Pool Of Investments Held As Collateral For Loaned Securities (Cost $11,046,579)		11,046,579

Total Investments (Cost $65,210,299) (d) — 119.3%		65,993,068
Liabilities in excess of other assets — (19.3)%		(10,660,070)

NET ASSETS — 100.0%		$55,332,998

(a)	Variable rate securities. The rate reflected is the rate in effect at December 31, 2007.

(b)	Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed illiquid by the Investment Advisor based on procedures approved by the Board of Directors.

(c)	Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Investment Advisor based on procedures approved by the Board of Directors.

(d)	Represents cost for financial reporting purposes.

(L)	All or a portion of security is on loan.
See notes to schedules of portfolio investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2007 (Unaudited)
BALANCED FUND

	Security
Shares	Description	Value
Common Stocks (47.1%):
	Aerospace & Defense (0.7%):
2,000	Alliant Techsystems, Inc.(a)(L)	$227,520

	Biotechnology (0.8%):
4,500	Biogen Idec, Inc.(a)(L)	256,140

	Chemicals (2.2%):
2,000	Potash Corp. of Saskatchewan, Inc.	287,920
2,500	Praxair, Inc.(L)	221,775
4,000	Sigma-Aldrich Corp.	218,400

		728,095

	Commercial Banks (2.7%):
16,000	East-West Bancorp, Inc.(L)	387,680
20,000	United Community Banks, Inc.(L)	316,000
7,000	Wells Fargo & Co.	211,330

		915,010

	Communications (1.5%):
4,000	Commscope, Inc.(a)(L)	196,840
3,000	L-3 Communications Holdings, Inc.	317,820

		514,660

	Diversified Manufacturing (0.5%):
3,000	Illinois Tool Works, Inc.	160,620

	Environmental Services (1.0%):
10,500	Waste Connections, Inc.(a)(L)	324,450

	Financial Services (0.7%):
2,000	Affiliated Managers Group, Inc.(a)(L)	234,920

	Food & Beverage (2.5%):
7,000	Hain Celestial Group, Inc.(a)(L)	224,000
6,000	Pepsi Bottling Group, Inc.(L)	236,760
12,000	United Natural Foods, Inc.(a)(L)	380,640

		841,400

	Health Care Services (0.7%):
4,000	Cerner Corp.(a)(L)	225,600

	Household Products (0.8%):
5,000	Church & Dwight Co., Inc.(L)	270,350

	Industrial (1.1%):
3,000	Nucor Corp.	177,660
3,000	Peabody Energy Corp.(L)	184,920

		362,580

	Information Technology Services (2.8%):
10,000	Cognizant Technology Solutions Corp.(a)(L)	339,400
3,000	FactSet Research Systems, Inc.(L)	167,100
4,000	FISERV, Inc.(a)(L)	221,960
8,000	Maxim Integrated Products, Inc.	211,840

		940,300

	Insurance (4.1%):
6,000	AFLAC, Inc.(L)	375,780
3,500	Everest Re Group Ltd.	351,400
6,000	HCC Insurance Holdings, Inc.	172,080
4,000	UnitedHealth Group, Inc.	232,800
8,000	W.R. Berkley Corp.	238,480

		1,370,540

	Internet Security (0.8%):
17,000	Symantec Corp.(a)	274,380

	Manufacturing - Diversified (2.7%):
5,000	Ceradyne, Inc.(a)(L)	234,650
2,000	Danaher Corp.	175,480
2,500	Eaton Corp.(L)	242,375
4,000	Joy Global, Inc.(L)	263,280

		915,785

	Media (0.9%):
5,500	Meredith Corp.	302,390

	Medical Products (3.3%):
3,500	Charles River Laboratories International, Inc.(a)(L)	230,300
6,000	PSS World Medical, Inc.(a)(L)	117,420
5,000	Respironics, Inc.(a)(L)	327,400
2,500	Stryker Corp.	186,800
5,000	VCA Antech, Inc.(a)	221,150

		1,083,070

	Oil & Gas Exploration Services (3.4%):
1,500	Apache Corp.	161,310
3,000	Forest Oil Corp.(a)	152,520
3,000	Helix Energy Solutions Group, Inc.(a)(L)	124,500
2,000	Noble Energy, Inc.(L)	159,040
2,000	Occidental Petroleum Corp.	153,980
6,000	Rowan Cos., Inc.(L)	236,760
2,000	Valero Energy Corp.	140,060

		1,128,170

	Petroleum Refining (0.5%):
3,000	Tidewater, Inc.	164,580

	Pharmaceuticals (1.6%):
8,000	Forest Laboratories, Inc.(a)	291,600
6,000	Pharmaceutical Product Development, Inc.	242,220

		533,820

	Railroads (0.6%):
4,000	Norfolk Southern Corp.(L)	201,760

	Restaurants (1.2%):
10,000	Starbucks Corp.(a)(L)	204,700
5,000	Yum! Brands, Inc.	191,350

		396,050

	Retail (2.8%):
8,000	Best Buy Co., Inc.	421,200
5,000	Dick’s Sporting Goods, Inc.(a)(L)	138,800
10,000	Jos. A. Bank Clothiers, Inc.(a)(L)	284,500
2,000	Tiffany & Co.(L)	92,060

		936,560

	Software (1.7%):
5,000	Adobe Systems, Inc.(a)	213,650
5,000	Citrix Systems, Inc.(a)	190,050
See notes to schedules of portfolio investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2007 (Unaudited)
BALANCED FUND (CONCLUDED)

Shares or
Principal	Security
Amount	Description	Value
Common Stocks (continued):
	Software (continued):
7,000	Jack Henry & Associates, Inc.(L)	$170,380

		574,080

	Telecommunications (0.9%):
5,000	Anixter International, Inc.(a)(L)	311,350

	Textile — Apparel (2.7%):
8,000	Coach, Inc.(a)	244,640
4,000	Guess?, Inc.(L)	151,560
14,000	Phillips-Van Heusen Corp.(L)	516,040

		912,240

	Utilities (1.9%):
12,000	MDU Resources Group, Inc.(L)	331,320
10,000	Southern Union Co.(L)	293,600

		624,920

Total Common Stocks (Cost $11,582,626)		15,731,340

Preferred Stocks (4.4%):
	Diversified Financial Services (2.8%):
20,000	Citigroup Capital VIII, 6.95%	421,000
25,000	Morgan Stanley Capital Trust VI, 6.60%	501,250

		922,250

	Insurance (1.6%):
28,000	AEGON NV, 6.38%	553,000

Total Preferred Stocks (Cost $1,617,962)		1,475,250

U.S. Government Agency Obligations (8.4%):
	Fannie Mae (0.4%):
$ 125,000	7.25%, 1/15/10	133,969

	Federal Farm Credit Bank (1.2%):
400,000	5.38%, 3/20/14	405,648

	Federal Home Loan Bank (2.2%):
750,000	4.63%, 11/21/08	753,295

	Freddie Mac (4.6%):
750,000	5.13%, 10/15/08	755,983
750,000	5.60%, 9/26/13	758,034

		1,514,017

Total U.S. Government Agency Obligations (Cost $2,779,170)		2,806,929

U.S. Treasury Obligations (24.8%):
	U.S. Treasury Notes (24.8%):
5,000,000	5.63%, 5/15/08(L)	5,040,235
1,000,000	4.88%, 5/31/08(L)	1,006,094
900,000	5.13%, 6/30/08(L)	907,453
750,000	5.00%, 7/31/08(L)	756,562
550,000	4.88%, 2/15/12(L)	583,430

Total U.S. Treasury Obligations (Cost $8,231,311)		8,293,774

Investment Company (15.4%):
5,159,341	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	5,159,341

Total Investment Companies (Cost $5,159,341)		5,159,341

Pool Of Investments Held As Collateral For Loaned Securities (27.5%):
5,798,762	Securities Lending Quality Trust	5,798,762
3,297,000	Various U.S. Treasury Bonds and Notes	3,388,242

Total Pool Of Investments Held As Collateral For Loaned Securities (Cost $9,187,004)		9,187,004

Total Investments (Cost $38,557,414) (b) — 127.6%		42,653,638
Liabilities in excess of other assets —(27.6)%		(9,221,317)

NET ASSETS — 100.0%		$33,432,321

(a)	Non-income producing securities.

(b)	Represents cost for financial reporting purposes.

(L)	All or a portion of security is on loan.
See notes to schedules of portfolio investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2007 (Unaudited)
CORE EQUITY FUND

	Security
Shares	Description	Value
Common Stocks (95.8%):
Advertising (1.2%):
24,100	Omnicom Group, Inc.(L)	$1,145,473

Banks (5.6%):
45,500	Bank Of America Corp.	1,877,330
47,600	BB&T Corp.(L)	1,459,892
51,200	J.P. Morgan Chase & Co.	2,234,880

		5,572,102

Biotechnology (1.4%):
21,100	Genentech, Inc.(a)	1,415,177

Broadcasting (3.8%):
147,900	Comcast Corp., Class A(a)(L)	2,700,654
25,900	Gannett Co., Inc.(L)	1,010,100

		3,710,754

Chemicals (2.5%):
24,900	Air Products & Chemicals, Inc.	2,455,887

Communications (1.4%):
32,800	AT&T, Inc.	1,363,168

Computers (8.8%):
64,100	Hewlett-Packard Co.	3,235,768
24,500	International Business Machines Corp.	2,648,450
77,700	Microsoft Corp.	2,766,120

		8,650,338

Cosmetics & Toiletries (3.5%):
26,700	Kimberly-Clark Corp.	1,851,378
21,400	Procter & Gamble Co.	1,571,188

		3,422,566

Diversified Manufacturing (7.6%):
46,600	3M Co.	3,929,312
96,300	General Electric Co.	3,569,841

		7,499,153

Electrical Equipment (2.5%):
43,500	Emerson Electric Co.	2,464,710

Energy (2.8%):
70,700	Southern Co.	2,739,625

Financial Services (7.9%):
24,000	Capital One Financial Corp.	1,134,240
68,025	MBIA, Inc.(L)	1,267,306
27,000	Merrill Lynch & Co., Inc.(L)	1,449,360
38,600	Moody’s Corp.(L)	1,378,020
107,875	Western Union Co.	2,619,205

		7,848,131

Food & Beverage (5.9%):
50,900	H.J. Heinz Co.(L)	2,376,012
45,200	PepsiCo, Inc.	3,430,680

		5,806,692

Industrial (3.9%):
92,600	D.R. Horton, Inc.(L)	1,219,542
43,200	Peabody Energy Corp.(L)	2,662,848

		3,882,390

Insurance (8.0%):
42,100	AFLAC, Inc.	2,636,723
47,600	American International Group, Inc.	2,775,080
45,600	Chubb Corp.(L)	2,488,848

		7,900,651

Machinery (2.7%):
33,900	Ingersoll Rand Company Ltd., Class A	1,575,333
14,900	Parker Hannifin Corp.(L)	1,122,119

		2,697,452

Medical Services (9.0%):
54,400	Abbott Laboratories	3,054,560
38,825	Cardinal Health, Inc.	2,242,144
22,400	Eli Lilly & Co.	1,195,936
28,400	Medtronic, Inc.	1,427,668
41,000	Pfizer, Inc.	931,930

		8,852,238

Oil & Gas Exploration Services (10.9%):
46,700	ChevronTexaco Corp.	4,358,511
13,600	ConocoPhillips	1,200,880
31,800	Exxon Mobil Corp.	2,979,342
15,900	Transocean, Inc.(a)	2,276,085

		10,814,818

Retail (2.2%):
25,200	Kohl’s Corp.(a)	1,154,160
71,800	Office Depot, Inc.(a)(L)	998,738

		2,152,898

Semiconductors (2.2%):
66,600	Texas Instruments, Inc.	2,224,440

Telecommunications (2.0%):
71,500	Cisco Systems, Inc.(a)	1,935,505

Total Common Stocks (Cost $70,792,984)		94,554,168

Investment Company (4.1%):
4,079,088	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	4,079,088

Total Investment Companies (Cost $4,079,088)		4,079,088

Pool Of Investments Held As Collateral For Loaned Securities (13.4%):
13,226,857	Securities Lending Quality Trust	13,226,857

Total Pool Of Investments Held As Collateral For Loaned Securities (Cost $13,226,857)		13,226,857

Total Investments (Cost $88,098,929) (b) — 113.3%		111,860,113

Liabilities in excess of other assets — (13.3)%		(13,105,659)

NET ASSETS — 100.0%		$98,754,454

(a)	Non-income producing securities.

(b)	Represents cost for financial reporting purposes.

(L)	All or a portion of security is on loan.
See notes to schedules of portfolio investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2007 (Unaudited)
LARGE CAP GROWTH FUND

	Security
Shares	Description	Value
Common Stocks (97.8%):
	Air Courier Services (2.1%):
5,185	Fedex Corp.	$462,346

	Chemicals (4.3%):
10,700	Praxair, Inc.	949,197

	Commercial Services (2.3%):
15,075	Cintas Corp.(L)	506,822

	Computers (8.1%):
29,800	Dell, Inc.(a)	730,398
29,775	Microsoft Corp.	1,059,990

		1,790,388

	Diversified Manufacturing (7.1%):
8,425	3M Co.	710,396
12,605	Illinois Tool Works, Inc.(L)	674,872
4,525	Tyco International Ltd.(L)	179,416

		1,564,684

	Electrical Components & Equipment (2.8%):
10,560	Koninklijke (Royal) Philip Electronics NV	451,440

4,525	Tyco Electronics Ltd.	168,013

		619,453

	Financial Services (3.8%):
32,925	Charles Schwab Corp.(L)	841,234

	Food & Beverage (12.6%):
11,350	General Mills, Inc.	646,950
10,000	PepsiCo, Inc.	759,000
22,375	Safeway, Inc.	765,449
15,080	Whole Foods Market, Inc.(L)	615,264

		2,786,663

	Information Technology Services (8.0%):
13,000	eBay, Inc.(a)	431,470
12,165	FISERV, Inc.(a)	675,036
18,455	Paychex, Inc.(L)	668,440

		1,774,946

	Insurance (3.9%):
14,900	UnitedHealth Group, Inc.	867,180

	Medical Services (15.5%):
8,725	Amgen, Inc.(a)(L)	405,189
57,675	Boston Scientific Corp.(a)	670,760
11,725	Eli Lilly & Co.	625,998
9,675	Johnson & Johnson	645,323
12,600	Medtronic, Inc.(L)	633,402
5,325	Roche Holding AG — SP ADR	459,996

		3,440,668

	Oil-Field Services (8.5%):
9,925	Schlumberger Ltd.	976,323
8,325	Suncor Energy, Inc.	905,177

		1,881,500

	Restaurants (1.9%):
20,135	Starbucks Corp.(a)(L)	412,163

	Retail (7.0%):
15,235	Family Dollar Stores, Inc.(L)	292,969
27,245	Staples, Inc.	628,542
12,605	Target Corp.	630,250

		1,551,761

	Semiconductors (5.3%):
23,775	Intel Corp.	633,842
16,780	Linear Technology Corp.(L)	534,107

		1,167,949

	Telecommunications (4.6%):
38,000	Cisco Systems, Inc.(a)	1,028,660

Total Common Stocks (Cost $21,891,824)		21,645,614

Investment Company (1.8%):
396,511	Goldman Sachs Financial Square Funds, Prime Obligations Fund	396,511

Total Investment Companies (Cost $396,511)		396,511

Pool Of Investments Held As Collateral For Loaned Securities (21.1%):
4,657,455	Securities Lending Quality Trust	4,657,455

Total Pool Of Investments Held As Collateral For Loaned Securities (Cost $4,657,455)		4,657,455

Total Investments (Cost $26,945,790) (b) — 120.7%		26,699,580

Liabilities in excess of other assets— (20.7)%		(4,573,618)

NET ASSETS — 100.0%		$22,125,962

(a)	Non-income producing securities.

(b)	Represents cost for financial reporting purposes.

(L)	All or a portion of security is on loan.

ADR	American Depositary Receipt
See notes to schedules of portfolio investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2007 (Unaudited)
GROWTH OPPORTUNITIES FUND

	Security
Shares	Description	Value
Common Stocks (83.9%):
	Aerospace & Defense (2.5%):
17,900	Alliant Techsystems, Inc.(a)(L)	$2,036,304

	Biotechnology (1.8%):
25,000	Biogen Idec, Inc.(a)(L)	1,423,000

	Chemicals (2.0%):
30,000	Sigma-Aldrich Corp.(L)	1,638,000

	Commercial Banks (4.4%):
80,000	East-West Bancorp, Inc.(L)	1,938,400
100,000	United Community Banks, Inc.(L)	1,580,000

		3,518,400

	Communications (3.4%):
15,000	Commscope, Inc.(a)(L)	738,150
19,000	L-3 Communications Holdings, Inc.(L)	2,012,860

		2,751,010

	Environmental Services (1.3%):
33,000	Waste Connections, Inc.(a)(L)	1,019,700

	Financial Services (1.8%):
12,000	Affiliated Managers Group, Inc.(a)(L)	1,409,520

	Food & Beverage (4.9%):
30,000	Hain Celestial Group, Inc.(a)(L)	960,000
25,000	Pepsi Bottling Group, Inc.(L)	986,500
62,000	United Natural Foods, Inc.(a)(L)	1,966,640

		3,913,140

	Health Care Services (1.4%):
20,000	Cerner Corp.(a)(L)	1,128,000

	Household Products (1.0%):
15,000	Church & Dwight Co., Inc.	811,050

	Industrial (2.7%):
15,200	Nucor Corp.(L)	900,144
20,000	Peabody Energy Corp.	1,232,800

		2,132,944

	Information Technology Services (5.1%):
40,000	Cognizant Technology Solutions Corp.(a)(L)	1,357,600
15,000	FactSet Research Systems, Inc.(L)	835,500
20,000	FISERV, Inc.(a)(L)	1,109,800
30,000	Maxim Integrated Products, Inc.	794,400

		4,097,300

	Insurance (4.2%):
12,000	Everest Re Group Ltd.	1,204,800
35,000	HCC Insurance Holdings, Inc.(L)	1,003,800
40,000	W.R. Berkley Corp.	1,192,400

		3,401,000

	Internet Security (1.6%):
80,000	Symantec Corp.(a)(L)	1,291,200

	Manufacturing — Diversified (4.6%):
22,000	Ceradyne, Inc.(a)(L)	1,032,460
7,500	Eaton Corp.	727,125
30,000	Joy Global, Inc.	1,974,600

		3,734,185

	Media (1.8%):
26,000	Meredith Corp.	1,429,480

	Medical Products (4.6%):
10,000	Charles River Laboratories International, Inc.(a)	658,000
25,000	PSS World Medical, Inc.(a)(L)	489,250
25,000	Respironics, Inc.(a)	1,637,000
20,000	VCA Antech, Inc.(a)	884,600

		3,668,850

	Oil & Gas Exploration Services (6.2%):
20,000	Forest Oil Corp.(a)	1,016,800
40,000	Helix Energy Solutions Group, Inc.(a)(L)	1,660,000
14,000	Noble Energy, Inc.(L)	1,113,280
30,000	Rowan Cos., Inc.	1,183,800

		4,973,880

	Petroleum Refining (1.0%):
15,000	Tidewater, Inc.	822,900

	Pharmaceuticals (3.1%):
35,000	Forest Laboratories, Inc.(a)	1,275,750
30,000	Pharmaceutical Product Development, Inc.	1,211,100

		2,486,850

	Railroads (1.6%):
25,000	Norfolk Southern Corp.	1,261,000

	Restaurants (2.9%):
40,800	Starbucks Corp.(a)	835,176
40,000	Yum! Brands, Inc.(L)	1,530,800

		2,365,976

	Retail (4.8%):
22,000	Best Buy Co., Inc.(L)	1,158,300
40,000	Dick’s Sporting Goods, Inc.(a)(L)	1,110,400
36,250	Jos. A. Bank Clothiers, Inc.(a)(L)	1,031,312
12,000	Tiffany & Co.(L)	552,360

		3,852,372

	Software (4.9%):
30,000	Adobe Systems, Inc.(a)	1,281,900
48,000	Citrix Systems, Inc.(a)	1,824,480
35,000	Jack Henry & Associates, Inc.	851,900

		3,958,280

	Telecommunications (1.5%):
20,000	Anixter International, Inc.(a)(L)	1,245,400

	Textile — Apparel (5.1%):
30,000	Coach, Inc.(a)	917,400
26,000	Guess?, Inc.(L)	985,140
60,000	Phillips-Van Heusen Corp.	2,211,600

		4,114,140

	Utilities (3.7%):
55,000	MDU Resources Group, Inc.	1,518,550
See notes to schedules of portfolio investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2007 (Unaudited)
GROWTH OPPORTUNITIES FUND (CONCLUDED)

	Security
Shares	Description	Value
Common Stocks (continued):
	Utilities (continued):
50,000	Southern Union Co.(L)	$1,468,000

		2,986,550

Total Common Stocks (Cost $51,142,101)		67,470,431

Investment Company (15.5%):
12,445,386	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	12,445,386

Total Investment Companies (Cost $12,445,386)		12,445,386

Pool Of Investments Held As Collateral For Loaned Securities (27.3%):
21,953,276	Securities Lending Quality Trust	21,953,276

Total Pool Of Investments Held As Collateral For Loaned Securities (Cost $21,953,276)		21,953,276

Total Investments (Cost $85,540,763) (b) — 126.7%		101,869,093

Liabilities in excess of other assets — (26.7)%		(21,473,595)

NET ASSETS — 100.0%		$80,395,498

(a)	Non-income producing securities.

(b)	Represents cost for financial reporting purposes.

(L)	All or a portion of security is on loan.
See notes to schedules of portfolio investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2007 (Unaudited)
SMALL COMPANY FUND

	Security
Shares	Description	Value
Common Stocks (93.2%):
	Automotive (1.8%):
19,100	Clarcor, Inc.(L)	$725,227

	Banks (11.2%):
22,650	Bancorpsouth, Inc.(L)	534,766
46,750	Bank Mutual Corp.(L)	494,148
15,200	Cullen/Frost Bankers, Inc.(L)	770,032
18,300	MB Financial, Inc.(L)	564,189
31,102	National Penn Bancshares, Inc.(L)	470,884
26,900	Texas Capital Bancshares, Inc.(a)(L)	490,925
14,650	United Bankshares, Inc.(L)	410,493
19,400	Wilmington Trust Corp.(L)	682,880

		4,418,317

	Broadcasting (0.2%):
14,045	Outdoor Channel Holdings, Inc.(a)(L)	96,911

	Chemicals (3.6%):
15,400	Albemarle Corp.(L)	635,250
21,400	Arch Chemicals, Inc.(L)	786,450

		1,421,700

	Commercial Services (1.0%):
13,700	Providence Service Corp.(a)(L)	385,518

	Computers (3.9%):
21,400	Avocent Corp.(a)(L)	498,834
9,500	Micros Systems, Inc.(a)(L)	666,520
9,600	Syntel, Inc.(L)	369,792

		1,535,146

	Diversified Manufacturing (4.8%):
24,850	Barnes Group, Inc.(L)	829,741
20,800	Ennis, Inc.	374,400
11,100	Modine Manufacturing Co.(L)	183,261
28,500	Worthington Industries, Inc.(L)	509,580

		1,896,982

	Educational Services (2.1%):
24,000	Bright Horizons Family Solutions, Inc.(a)(L)	828,960

	Electrical Components & Equipment (8.3%):
17,750	DRS Technologies, Inc.	963,292
73,600	Entegris, Inc.(a)(L)	635,168
7,600	Hubbell, Inc., Class B	392,160
16,900	Littlefuse, Inc.(a)(L)	557,024
33,100	Microsemi Corp.(a)(L)	732,834

		3,280,478

	Energy (3.0%):
22,700	Foundation Coal Holdings, Inc.(L)	1,191,750

	Food & Beverage (5.0%):
23,650	Corn Products International, Inc.(L)	869,137
10,100	Lance, Inc.(L)	206,242
18,800	Sensient Technologies Corp.(L)	531,664
8,650	Weis Markets, Inc.	345,481

		1,952,524

	Household Products (1.6%):
11,400	Church & Dwight Co., Inc.(L)	616,398

	Insurance (3.6%):
18,200	Arthur J. Gallagher & Co.(L)	440,258
18,000	Assured Guaranty Ltd.(L)	477,720
21,700	Selective Insurance Group, Inc.	498,883

		1,416,861

	Machinery (2.7%):
23,650	Tennant Co.	1,047,459

	Medical Services (8.4%):
9,600	Datascope Corp.(L)	349,440
13,300	Edwards Lifesciences Corp.(a)(L)	611,667
18,700	K-V Pharmaceutical Co., Class A(a)(L)	533,698
34,800	Odyssey Healthcare, Inc.(a)(L)	384,888
28,500	Steris Corp.(L)	821,940
14,700	West Pharmaceutical Services, Inc.(L)	596,673

		3,298,306

	Petroleum Refining (7.2%):
4,300	Cabot Oil & Gas Corp., Class A(L)	173,591
19,200	Encore Acquisition Co.(a)(L)	640,704
29,500	St. Mary Land & Exploration Co.(L)	1,138,995
15,700	Tidewater, Inc.(L)	861,302

		2,814,592

	Printing & Publishing (0.4%):
82,100	Journal Register Co.(L)	144,496

	Real Estate Investment Trusts (3.0%):
7,500	Home Properties of New York, Inc.(L)	336,375
5,800	Mack-Cali Realty Corp.(L)	197,200
22,700	The Ryland Group, Inc.(L)	625,385

		1,158,960

	Retail (8.3%):
40,700	Ann Taylor Stores Corp.(a)(L)	1,040,292
27,700	Casey’s General Stores, Inc.	820,197
14,200	Columbia Sportswear Co.(L)	626,078
35,700	Hot Topic, Inc.(a)(L)	207,774
15,300	Tractor Supply Co.(a)	549,882

		3,244,223

	Semiconductors (2.3%):
70,700	Kemet Corp.(a)	468,741
14,700	Park Electrochemical Corp.(L)	415,128

		883,869

	Software (0.7%):
15,300	ACI Worldwide, Inc.(a)(L)	291,312

	Telecommunications (1.9%):
3,850	Anixter International, Inc.(a)(L)	239,740
23,900	Tetra Tech, Inc.(a)	513,850

		753,590

	Transportation (1.8%):
40,350	Werner Enterprises, Inc.(L)	687,161

	Utilities (6.4%):
19,400	IDACORP, Inc.(L)	683,268
16,900	Integrys Energy Group, Inc.	873,561
10,300	OGE Energy Corp.(L)	373,787
See notes to schedules of portfolio investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2007 (Unaudited)
SMALL COMPANY FUND (CONCLUDED)

	Security
Shares	Description	Value
Common Stocks (continued):
	Utilities (continued):
23,000	Westar Energy, Inc.(L)	$596,620

		2,527,236

Total Common Stocks (Cost $28,197,081)		36,617,976

Exchange Traded Fund (2.0%):
United States (2.0%):
10,200	iShares Russell 2000(L)	775,710

Total Exchange Traded Funds (Cost $746,004)		775,710

Investment Companies (4.9%):
719,340	Federated Trust U.S. Treasury Obligations Fund	719,340
1,206,867	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	1,206,867

Total Investment Companies (Cost $1,926,207)		1,926,207

Pool Of Investments Held As Collateral For Loaned Securities (28.5%):
11,206,343	Securities Lending Quality Trust	11,206,343

Total Pool Of Investments Held As Collateral For Loaned Securities (Cost $11,206,343)		11,206,343

Total Investments (Cost $42,075,635) (b) — 128.6%		50,526,236
Liabilities in excess of other assets — (28.6)%		(11,227,094)

NET ASSETS — 100.0%		$39,299,142

(a)	Non-income producing securities.

(b)	Represents cost for financial reporting purposes.

(L)	All or a portion of security is on loan.
See notes to schedules of portfolio investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2007 (Unaudited)
INTERNATIONAL EQUITY FUND

	Security
Shares	Description	Value
Foreign Stock and Warrants (85.7%):
	Australia (3.2%):
38,827	BHP Billiton Ltd.	$1,368,067
7,593	Macquarie Group Ltd.	507,884
11,177	Rio Tinto Ltd.	1,314,208

		3,190,159

	Austria (0.5%):
7,003	Erste Bank der oesterreichischen Sparkassen AG	496,529

	Belgium (1.3%):
22,488	Fortis	592,084
8,876	Fortis Strip VVPR(a)	130
2,388	Inbev	198,988
1,959	Umicore	486,857

		1,278,059

	Bermuda (1.0%):
93,327	Hiscox Ltd.	532,198
61,000	VTech Holdings Ltd.	438,123

		970,321

	Brazil (0.2%):
75,700	JHSF Participacoes SA(a)	240,844

	Denmark (0.4%):
11,047	Danske Bank	432,742

	Finland (2.0%):
9,333	Metso Corp.	509,328
27,859	Nokia OYJ	1,080,084
8,000	Outotec OYJ	439,741

		2,029,153

	France (7.2%):
24,718	Axa	989,746
11,323	BNP Paribas	1,228,573
6,872	Groupe DANONE	616,837
16,060	Groupe Steria SCA	586,015
839	Pernod Ricard	193,915
4,406	Schneider Electric	596,965
6,692	Societe Generale	967,838
19,558	Total SA	1,624,877
1,087	Vallourec SA	294,220

		7,098,986

	Germany (9.2%):
6,973	Allianz AG	1,509,505
5,465	BASF AG	808,996
7,889	Bayer AG	719,310
13,982	Commerzbank AG	537,376
4,274	Continental AG	554,463
7,204	Deutsche Bank AG	942,363
6,338	Hypo Real Estate Holdings	336,247
13,019	KUKA AG(a)	495,987
4,551	Man AG	759,520
7,033	MorphoSys AG(a)	494,955
264	Porsche AG	533,025
5,139	Siemens AG	814,529
35,076	Wirecard AG(a)	586,104

		9,092,380

	Greece (1.6%):
8,670	EFG Eurobank Ergasias	305,207
23,828	Intralot SA Integrated Lottery	471,655
5,977	National Bank of Greece SA	410,501
25,337	Sidenor SA	376,329

		1,563,692

	Hong Kong (1.8%):
806,000	Alco Holdings Ltd.	330,798
1,690,000	Champion Technology Holdings Ltd.	348,972
261,526	Champion Technology Holdings Ltd- Warrants	7,379
461,000	Cheuk Nang Holdings Ltd.	390,232
210,000	Chow Sang Sang Holdings International Ltd.	362,529
1,218,000	Victory City International Holdings Ltd.	379,605

		1,819,515

	Ireland (1.3%):
27,960	Anglo Irish Bank Corp. PLC	447,170
43,453	CPL Resources PLC	304,916
12,500	Ryanair Holdings ADR(a)	493,000

		1,245,086

	Italy (2.1%):
100,647	Banca Intesa SPA	735,313
112,817	Unicredito Italiano SPA	936,788
113,360	Unipol Gruppo Finanziario SPA	390,274

		2,062,375

	Japan (11.1%):
18,000	CANON, Inc.	837,959
26,400	Honda Motor Co. Ltd.	886,303
18,700	Hoya Corp.	595,989
6,300	IBIDEN Co. Ltd.	437,108
14,800	KOMATSU Ltd.	402,793
16,100	Leopalace21 Corp.	433,850
90,000	Marubeni Corp.	638,944
77,800	Mitsubishi Tokyo Financial Group, Inc.	729,244
37,000	Mitsui O.S.K. Lines Ltd.	472,354
111	Mizuho Financial Group, Inc.	530,654
10,000	Murata Manufacturing Co. Ltd.	580,125
1,500	Nintendo Co. Ltd	898,389
3,860	Orix Corp.	659,690
72	Sumitomo Mitsui Financial Group, Inc.	539,517
16,400	Tokyo Seimitsu Co. Ltd.	401,558
30,600	Toyota Motor Corp.	1,654,646
13,600	Yamaha Motor Co. Ltd.	329,346

		11,028,469

	Luxembourg (0.5%):
13,678	Espirito Santo Financial Group SA	479,902

	Malaysia (0.6%):
610,100	Evergreen Fibreboard Berhad	313,819
298,500	Uchi Technologies Berhad	241,148

		554,967

	Mexico (0.3%):
5,600	America Movil — ADR, Series L	343,784

	Netherlands (3.1%):
7,600	Arcadis NV	525,525
See notes to schedules of portfolio investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2007 (Unaudited)
INTERNATIONAL EQUITY FUND(CONTINUED)

	Security
Shares	Description	Value
Foreign Stock and Warrants — Continued
	Netherlands — continued
23,931	ING Groep NV	$935,843
9,734	Koninklijke Vopak NV	552,130
7,522	Nutreco Holding NV	435,019
10,613	Smartrac NV(a)	581,974

		3,030,491

	Norway (2.5%):
25,700	DnB NOR ASA	392,988
29,400	Norsk Hydro ASA	420,317
32,700	Prosafe ASA	569,309
19,838	Statoil ASA	617,665
20,733	Telenor ASA	495,607

		2,495,886

	Philippines (0.2%):
10,655,000	Fil-Estate Land, Inc.(a)	235,056

	Portugal (0.4%):
71,793	Banif SGPS SA	419,817

	Singapore (3.0%):
945,000	Asia Enterprises Holding Ltd.	308,652
678,000	ASL Marine Holdings Ltd.	678,471
813,500	CSE Global Ltd.	678,388
244,600	Ezra Holdings Ltd.	564,331
296,000	Tat Hong Holdings Ltd.	703,488

		2,933,330

	South Korea (3.5%):
9,351	Hana Financial Group, Inc.	503,677
1,805	Hyundai Mipo Dockyard Co. Ltd.(a)	556,527
13,928	Hyundai Motor Co. — GDR(a)	534,835
6,750	Kookmin Bank — ADR(a)	494,910
6,341	Korea Polyol Co. Ltd.	372,721
9,075	LS Industrial Systems Co. Ltd.(a)	539,244
2,436	SK Energy Co. Ltd.(a)	471,215

		3,473,129

	Spain (0.3%):
4,137	Tecnicas Reunidas SA	264,777

	Sweden (1.5%):
12,200	Alfa Laval AB	687,281
20,000	Sandvik AB	344,353
20,200	SSAB Svenskt Stal AB, Series B	497,075

		1,528,709

	Switzerland (5.2%):
21,136	ABB Ltd.	609,114
14,642	Credit Suisse Group	880,926
4,605	Holcim Ltd.	493,495
2,748	Nestle SA	1,262,444
23,665	UBS AG	1,095,544
2,680	Zurich Financial Services AG	787,260

		5,128,783

	Taiwan (1.9%):
62,938	Hon Hai Precision Industry Co. Ltd.	783,949
59,623	Taiwan Semiconductor Manufacturing Co. — ADR	593,845
255,256	Wistron Corp.	474,679

		1,852,473

	Thailand (0.3%):
451,400	Bank of Ayudhya Public Co. Ltd.	351,923

	United Kingdom (19.5%):
15,091	Anglo American PLC	925,146
73,732	Aviva PLC	987,672
93,143	Barclays PLC	934,378
50,409	BG Group PLC	1,153,845
172,481	BP PLC	2,111,340
119,916	BT Group PLC	651,004
143,617	Cable & Wireless PLC	531,692
255,301	Charlemagne Capital Ltd.	376,033
11,397	Expro International Group PLC	234,332
289,887	FKI PLC	338,983
70,735	Halfords Group PLC	424,838
48,264	HBOS PLC	706,077
94,360	HSBC Holdings PLC	1,581,400
262,431	Legal & General Group PLC	682,182
21,642	Persimmon PLC	344,611
10,666	Reckitt Benckiser Group PLC	618,633
60,388	Rolls-Royce Group PLC	656,274
2,563,986	Rolls-Royce Group PLC, Class B	5,614
117,354	Royal Bank of Scotland Group PLC	1,037,105
30,300	Royal Dutch Shell PLC	1,260,465
17,106	Standard Chartered PLC	627,843
40,471	UMECO PLC	505,072
21,009	Unit 4 Agresso NV	598,906
21,392	Vedanta Resources PLC	871,162
311,719	Vodafone Group PLC	1,165,200

		19,329,807

Total Foreign Stock and Warrants (Cost $70,221,460)		84,971,144

Exchange Traded Funds (13.1%):
	Brazil (0.5%):
6,118	iShares MSCI Brazil Index Fund	493,723

	France (5.0%):
44,849	streetTRACKS MSCI Europe Health Care ETF Fund	3,522,801
9,026	streetTRACKS MSCI Europe Utilities ETF	1,463,736

		4,986,537

	Ireland (0.6%):
12,442	iShares MSCI Turkey	601,132

	United States (7.0%):
13,408	iShares MSCI Eastern Europe Index Fund	644,500
180,292	iShares MSCI Japan Index Fund	2,385,263
38,600	iShares MSCI Malaysia Index Fund	489,062
42,327	iShares MSCI Spain Index Fund	2,690,304
See notes to schedules of portfolio investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2007 (Unaudited)
INTERNATIONAL EQUITY FUND (CONCLUDED)

Shares	Security Description	Value
Exchange Traded Funds — (continued):
	United States — continued
46,714	iShares MSCI Taiwan Index Fund	$703,513

		6,912,642

Total Exchange Traded Funds (Cost $12,722,172)		12,994,034

Mutual Fund (0.3%):
	United States (0.3%):
22,550	The Thai Capital Fund, Inc.	306,454

Total Mutual Fund (Cost $12,259,033)		306,454

Warrant (0.0%):
	Bermuda (0.0%):
333,600	Champion Technology Holdings Warrant	—^

Total Warrant (Cost $-)		—^

Total Investments (Cost $95,202,665) (b) — 99.1%		98,271,632
Other assets in excess of liabilities — 0.9%		868,073

NET ASSETS — 100.0%		$99,139,705

(a)	Non-income producing securities.

(b)	Represents cost for financial reporting purposes.

^	Amount rounds to less than $0.50.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

SPA	Standby Purchase Agreement

Industry Diversification	% of Net Assets
Banks	19.7%
Mutual Funds	13.4
Metals, Minerals, & Mining	6.6
Insurance	6.3
Electronics	6.3
Telephones & Telecommunications	5.5
Petroleum & Fuel Products	4.8
Automotive	4.4
Diversified Manufacturing	3.9
Industrial Machinery	3.5
Financial Services	3.2
Computers, Products & Services	2.3
Food, Beverage & Tobacco	2.3
Distribution	1.8
Energy	1.6
Chemicals	1.6
Building & Construction	1.4
Entertainment	1.4
Aerospace/Defense	1.2
Real Estate	1.1
Transportation	1.1
Engineering	0.8
Medical Products & Services	0.7
Clothing & Jewelry	0.7
Utilities & Services	0.7
Household Products	0.6
Tire & Rubber	0.6
Commercial Services	0.5
Semi-Conductor	0.4
Retail	0.4
Human Resources	0.3

99.1

See notes to schedules of portfolio investments.

First Focus Funds SM
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2007 (Unaudited)
1. Organization
First Focus Funds, Inc. (the “Company”) was organized in October, 1994 as a Nebraska corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company issuing its shares in series. The Company consists of 9 series, the Short-Intermediate Bond Fund, the Income Fund, the Balanced Fund, the Core Equity Fund, the Growth Opportunities Fund, the Large Cap Growth Fund, the Small Company Fund, and the International Equity Fund (individually referred to as a “Fund” and collectively as the “Funds”). Each series represents a distinct portfolio with its own investment objectives and policies
The Company is authorized to issue a total of 1,000,000,000 shares. All Funds presently offer Institutional Class shares without a sales charge.
Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilites and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Security Valuation
The net asset value per share of the Funds is determined once on each business day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time. Each Fund’s net asset value per share is calculated by adding the value of all securities and other assets of the Fund, subtracting its liabilities and dividing the result by the number of its outstanding shares. In valuing a Fund’s assets for calculating the net asset value, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they traded on valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt securities (other than short-term investments) are valued at prices furnished by a pricing service and are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price. Each Fund’s respective investment adviser, FNB Fund Advisers (“FNB”) or Tributary Capital Management (“Tributary”), collectively, the “Advisers,” both divisions of First National Bank of Omaha (“First National”) is responsible for this review and determination process. Short-term obligations (maturing within 60 days) may be valued on an amortized cost basis. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee pursuant to procedures established by the Board of Directors. Factors used in determining fair value include but are not limited to type of security or asset, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security. The International Equity Fund has engaged a third party fair value service provider to systematically recommend the adjustment of closing market prices of securities traded principally in foreign markets.
Securities Transactions and Investment Income
Security transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, security transactions are reported on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities and on foreign currency transactions on the last business day of the reporting period are determined by comparing the identified cost of the security lot sold with the net sales proceeds.
Risk Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those securities.
Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

First Focus FundsSM
NOTES TO SCHEDULES OF INVESTMENTS (Continued)
December 31, 2007 (Unaudited)
Forward Foreign Currency Exchange Contracts
The International Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities, and the Statement of Operations until the contract settlement date, at which time realized gains or losses are included in the Statement of Operations.
Foreign Currency Translation
The books and records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
(I)	fair value of investment securities, other assets and liabilities at the current rate of exchange
(II)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Fund does not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.
Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 28%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim benefits of such treaties. If the value of more than 50% of a Fund’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.
Loans of Portfolio Securities
The Funds may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with State Street Bank (“SSB”). Each Fund will limit its securities lending activity to 33 1/3% of its total assets. Security loans made pursuant to the Lending Agreement must maintain loan collateral with SSB at all times in an amount equal to no less than 100% of the current fair value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Initial value of loan collateral shall be no less than 102% of the fair value of the loaned securities plus the accrued interest on debt securities. SSB shall in accordance with SSB’s reasonable and customary practices, mark loaned securities and collateral to their fair value each business day based upon the fair value of the collateral and the loaned securities at the close of business employing the most recently available pricing information and receive and deliver collateral in order to maintain the value of the collateral at no less than 100% of the fair value of the loaned securities. Cash collateral received is invested by SSB pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received can not be sold or re-pledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between SSB and the Funds in accordance with the Lending Agreement.
According to the terms of the lending agreement, each Fund retains 70% of the income generated from the lending of its securities, of which a fixed amount is allocated to First National Bank (“First National”) based on actual costs incurred and which is approved by the board, and SSB retains 30% of the respective securities lending income. For the fiscal period, First National received $6,000 for their lending services as custodian. “Income from securities lending” as presented on the Statement of Operations is shown net of income received by FNB. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received can not be sold or re-pledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between SSB and the Funds in accordance with the Lending Agreement.

First Focus FundsSM
NOTES TO SCHEDULES OF INVESTMENTS (Continued)
December 31, 2007 (Unaudited)
In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.
Concentration of Credit Risk
The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, lack of liquidity, low market capitalizations, foreign currency fluctuations, and the level of governmental supervision and regulation of securities markets in the respective countries.
Federal Income Tax Information
As of December 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Short-Intermediate Bond Fund	$60,879,484	$435,689	$(700,568)	$(264,879)
Income Fund	65,395,400	1,156,907	(559,239)	597,668
Balanced Fund	38,557,414	4,721,518	(625,294)	4,096,224
Core Equity Fund	88,188,024	30,613,677	(6,941,588)	23,672,089
Large Cap Growth Fund	26,957,247	463,841	(721,508)	(257,667)
Growth Opportunities Fund	85,540,763	18,835,823	(2,507,493)	16,328,330
Small Company Fund	42,421,845	10,239,588	(2,135,197)	8,104,391
International Equity Fund	95,971,516	5,791,787	(3,491,671)	2,300,116

Item 2. Controls and Procedures.
(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) First Focus Funds, Inc

By (Signature and Title)	/s/ Trent Statczar Trent Statczar
Treasurer
Date February 28, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Trent Statczar Trent Statczar
Treasurer
Date February 28, 2008

By (Signature and Title)	/s/ Mike Summers Mike Summers
President
Date February 28, 2008